AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
New York – 91.9%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,710,983
Series 2020 4.00%, 11/01/2045	1,000	1,074,466
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047	1,000	1,059,563
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,566,312
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	980	1,073,733
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030-06/01/2034	2,980	3,217,303
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,623,876
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,488,347
5.50%, 11/01/2044	1,625	1,740,264
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	500	539,291
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051-06/15/2056	985	1,016,789
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	2,264,807
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,294,606
Series 2016-C 5.00%, 08/01/2032	5,000	5,633,474
Series 2021-D 1.396%, 08/01/2027	10,000	9,609,918
1.723%, 08/01/2029	3,000	2,884,207
1.823%, 08/01/2030	4,000	3,822,798

	Principal Amount (000)	U.S. $ Value

County of Nassau NY Series 2016-A 5.00%, 01/01/2038	$1,000	$1,114,046
Series 2016-C 5.00%, 04/01/2034-04/01/2036	10,420	11,741,993
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(a)	3,000	3,410,818
Series 2020-B 5.918%, 07/01/2039(a)	1,500	1,742,555
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2046	4,980	5,585,437
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010-A 5.00%, 04/20/2027	2,210	2,214,127
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034-07/01/2039	2,945	3,121,275
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,730,806
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	1,725	1,696,990
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b)	1,000	970,812
Long Island Power Authority Series 2012-B 5.00%, 09/01/2027	2,500	2,550,067
Series 2014-A 5.00%, 09/01/2035	1,000	1,087,221
Series 2016-B 5.00%, 09/01/2030-09/01/2033	9,515	10,882,700
Series 2019-B 1.65%, 09/01/2049	3,445	3,465,162
Metropolitan Transportation Authority
Series 2012-F 5.00%, 11/15/2027	7,070	7,251,812
Series 2014-B 5.00%, 11/15/2044	12,000	12,718,000
Series 2017-C 5.00%, 11/15/2033	5,000	5,738,844
Series 2021 0.464% (SOFR + 0.43%), 11/01/2026(c)	835	820,651
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(c)	1,000	1,001,038
0.834% (SOFR + 0.80%), 11/01/2032(c)	1,285	1,280,743

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034-11/15/2035	$15,740	$18,258,212
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,301,863
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2035-12/01/2039	5,215	5,864,099
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,199,786
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	1,447	1,204,689
9.00%, 01/01/2041(a)	720	688,729
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031-07/01/2037	6,195	6,261,245
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046	5,000	5,235,154
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,737,279
Series 2018-S 5.00%, 07/15/2043	7,000	8,295,127
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2032-05/01/2033	12,495	13,053,695
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,226
Series 2016-F 5.00%, 02/01/2032	10,000	11,275,054
Series 2022 4.00%, 02/01/2047	5,000	5,618,396
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034-11/15/2035	15,220	16,986,956
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,765,898
2.80%, 09/15/2069	5,780	5,732,723
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,968,926

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Barnard College) Series 2015-A 4.00%, 07/01/2032	$1,300	$1,382,033
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,481,872
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031-07/01/2033	6,000	6,621,034
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046-07/01/2051	1,575	1,841,946
Series 2022-2 5.00%, 07/01/2037-07/01/2042(d)	475	562,818
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2035	5,465	6,294,992
Series 2020 4.00%, 09/01/2037-09/01/2039	2,145	2,326,711
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035-07/01/2036	5,815	6,654,693
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018-E 5.00%, 03/15/2048	5,000	5,917,454
New York State Dormitory Authority (New York University) Series 2021-A 5.00%, 07/01/2033-07/01/2036	5,000	6,291,871
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,500,687
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,080,917
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032-12/01/2037(a)	4,000	4,592,631
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,137,266
New York State Dormitory Authority (Rochester Institute of Technology) Series 2019 5.00%, 07/01/2049	4,770	5,668,735
Series 2020-A 5.00%, 07/01/2036-07/01/2040	2,380	2,858,796

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Rockefeller University (The)) Series 2020-A 5.00%, 07/01/2053	$2,235	$2,721,895
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033-07/01/2034	2,000	2,205,184
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	14,100,922
Series 2021 1.187%, 03/15/2026	4,500	4,334,275
New York State Dormitory Authority (Teachers College) Series 2012-A 5.00%, 07/01/2031	1,200	1,217,270
Series 2012-B 5.00%, 07/01/2034	2,535	2,571,482
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017-A 5.00%, 10/01/2047	4,900	7,031,503
Series 2020-A 5.00%, 10/01/2050	2,945	4,294,224
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	3,169,521
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031-01/01/2032	15,000	16,416,385
Series 2016-A 5.25%, 01/01/2056	2,940	3,306,962
Series 2019-B 4.00%, 01/01/2037	1,575	1,742,329
Series 2019-M 2.90%, 01/01/2035	5,000	5,032,175
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2044	5,000	5,592,218
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	1,060	1,070,564
Series 2021 2.25%, 08/01/2026	2,000	1,993,307
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2036	16,245	18,295,560

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	$3,000	$3,249,681
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038-12/01/2042	2,990	3,165,353
5.00%, 12/01/2025	1,100	1,203,412
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032-07/01/2033	4,250	4,433,385
5.00%, 07/01/2034-07/01/2046	8,505	9,081,177
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	5,085,559
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	6,405	9,046,894
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	700	817,418
Series 2022 4.00%, 07/01/2042(d)	525	558,363
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	3,000	3,248,584
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,035	2,027,435
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2031	5,000	5,299,545
Series 2014 5.00%, 09/01/2031	5,000	5,383,661
Series 2021-2 4.00%, 07/15/2046-07/15/2061	14,025	15,118,676
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,993,367
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,689,143
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,678,104

	Principal Amount (000)	U.S. $ Value

Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	$5,000	$5,377,233
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2023-03/01/2024	1,700	1,769,575
Triborough Bridge & Tunnel Authority Series 2013-C 5.00%, 11/15/2032	5,000	5,235,074
Series 2017-B 5.00%, 11/15/2036	3,000	3,500,122
Series 2018 5.00%, 11/15/2043	5,000	5,886,235
Series 2020-A 5.00%, 11/15/2054	3,000	3,614,033
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	6,960	7,908,461
Series 2021-A 2.511%, 05/15/2035	3,500	3,337,256
5.00%, 05/15/2051	5,000	6,080,639
Series 2021-B 4.00%, 05/15/2056	5,000	5,551,504
Series 2022 5.00%, 05/15/2052	5,000	7,229,936
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035-09/01/2039	9,200	11,172,721
Trust for Cultural Resources of The City of New York (The) (American Museum of Natural History (The)) Series 2014-A 5.00%, 07/01/2033	4,080	4,412,098
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033-12/01/2035	5,000	5,685,123
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,533,385
Series 2017-A 5.00%, 06/01/2041	10,850	12,079,710
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,456,405
5.25%, 09/15/2042-09/15/2053	875	823,116
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	125	125,452
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,842,704

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042-06/01/2047	$2,000	$2,172,019
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	6,825	7,557,179
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,000	1,129,488

		585,068,348

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,270	1,352,497

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	317,408
Series 2018 7.125%, 09/01/2038(a)	935	1,173,479

		1,490,887

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	435	439,784

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	45,291
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	540	542,064

		587,355

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	1,020	1,179,312

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	488,169

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	$1,275	$1,408,818
Series 2017 5.00%, 07/01/2034-07/01/2040	2,475	2,796,553
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2038	4,430	4,940,532
Territory of Guam Series 2019 5.00%, 11/15/2031	115	127,698
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	4,019,617

		13,781,387

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,943,017
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037-09/01/2041	215	231,233
5.00%, 09/01/2036-09/01/2038	215	248,750

		2,423,000

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	800	659,634

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	105	121,848

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	200	250,112

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	649,599
Series 2019-B 3.70%, 06/01/2039(a)	200	200,089

		849,688

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$245	$277,389

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	105	101,223
7.00%, 12/15/2043(a)	115	108,085

		209,308

Ohio – 0.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,735	2,977,466
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,500	1,508,214

		4,485,680

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	734,605
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	285	295,770
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	1,480	1,544,977
AGM Series 2007-C 5.25%, 07/01/2036	100	104,238
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,770,737
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 04/01/2032	1,000	1,013,254
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	340	360,692
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	547,076
Series 2019-A 4.329%, 07/01/2040	675	737,460
4.55%, 07/01/2040	73	80,688

		7,189,497

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$820	$851,134
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	195	214,196

		1,065,330

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,529,894
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	106,895
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	1,000	1,030,075

		2,666,864

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044-01/01/2055(a)	510	533,646

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	1,685	1,863,481
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	106,880
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,250	1,312,445

		3,282,806

Total Municipal Obligations (cost $618,209,921)		627,914,372

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $3,780,635)	3,780,635	$3,780,635

Total Investments – 99.2% (cost $621,990,556)(h)		631,695,007
Other assets less liabilities – 0.8%		4,899,052

Net Assets – 100.0%		$636,594,059

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.65%	USD	1,000	$(65,695)	$(89,037)	$23,342

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$316,258	$—	$316,258
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	156,513	—	156,513
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	154,288	—	154,288
USD	1,290	01/15/2025	4.028%	CPI#	Maturity	24,675	—	24,675
USD	12,710	01/15/2026	CPI#	3.720%	Maturity	(271,854)	—	(271,854)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	(220,451)	—	(220,451)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	(158,399)	(8,100)	(150,299)
USD	4,830	01/15/2027	CPI#	3.323%	Maturity	(170,790)	—	(170,790)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,901,271	—	2,901,271
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,716,344	—	2,716,344
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	(135,107)	—	(135,107)
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	(88,358)	—	(88,358)
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	396,434	—	396,434
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	392,994	—	392,994
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	221,052	—	221,052
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	244,847	—	244,847
USD	2,900	01/15/2031	2.989%	CPI#	Maturity	106,450	—	106,450
USD	2,870	01/15/2032	CPI#	3.064%	Maturity	(59,001)	—	(59,001)
USD	2,800	04/15/2032	CPI#	2.909%	Maturity	(99,355)	—	(99,355)

						$6,427,811	$(8,100)	$6,435,911

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,600	01/15/2028	1.205%	3 Month LIBOR	Semi-Annual/ Quarterly	$443,520	$—	$443,520
USD	12,000	01/15/2028	0.992%	3 Month LIBOR	Semi-Annual/ Quarterly	569,855	—	569,855
USD	11,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	417,772	—	417,772
USD	11,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	388,489	—	388,489
USD	6,500	01/15/2028	1.214%	3 Month LIBOR	Semi-Annual/ Quarterly	225,254	—	225,254
USD	10,000	01/15/2031	1.252%	3 Month LIBOR	Semi-Annual/ Quarterly	545,247	—	545,247
USD	8,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	444,576	—	444,576
USD	7,350	04/15/2032	1.280%	1 Day SOFR	Annual	239,916	—	239,916
USD	5,000	04/15/2032	1.737%	1 Day SOFR	Annual	(40,484)	—	(40,484)
USD	1,250	01/15/2041	3 Month LIBOR	2.004%	Quarterly/ Semi-Annual	(7,131)	—	(7,131)
USD	5,500	02/15/2041	1 Day SOFR	1.740%	Annual	1,212	—	1,212
USD	4,500	02/15/2041	1 Day SOFR	1.715%	Annual	(17,413)	—	(17,413)
USD	4,400	02/15/2041	1 Day SOFR	1.657%	Annual	(59,135)	—	(59,135)
USD	1,550	02/15/2041	1 Day SOFR	1.770%	Annual	7,822	—	7,822

						$3,159,500	$—	$3,159,500

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD 9,395	10/09/2029	1.125%	SIFMA*	Quarterly	$300,630	$—	$300,630

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $34,776,838 or 5.5% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of February 28, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,000,508	$970,812	0.15%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2022.
(d)	When-Issued or delayed delivery security.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,448,407 and gross unrealized depreciation of investments was $(9,824,573), resulting in net unrealized appreciation of $19,623,834.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$627,914,372	$—	$627,914,372
Short-Term Investments	3,780,635	—	—	3,780,635

Total Investments in Securities	3,780,635	627,914,372	—	631,695,007
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	7,631,126	—	7,631,126
Centrally Cleared Interest Rate Swaps	—	3,283,663	—	3,283,663
Interest Rate Swaps	—	300,630	—	300,630
Liabilities:
Centrally Cleared Credit Default Swaps	—	(65,695)	—	(65,695)
Centrally Cleared Inflation (CPI) Swaps	—	(1,203,315)	—	(1,203,315)
Centrally Cleared Interest Rate Swaps	—	(124,163)	—	(124,163)

Total	$3,780,635	$637,736,618	$—	$641,517,253

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,873	$100,462	$115,554	$3,781	$1